Wireless Licenses, Goodwill and Other Intangible Assets - Composition of Other Intangible Assets, Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 26,393	$ 24,542
Accumulated Amortization	(16,895)	(14,767)
Net Amount	9,498	9,775
Customer lists
Finite-Lived Intangible Assets [Line Items]
Gross Amount	3,896	3,951
Accumulated Amortization	(1,511)	(1,121)
Net Amount	$ 2,385	2,830
Customer lists | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life for finite-lived intangible assets, years	8 years
Customer lists | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life for finite-lived intangible assets, years	13 years
Non-Network Internal-Use Software
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 20,530	18,603
Accumulated Amortization	(14,418)	(12,785)
Net Amount	$ 6,112	5,818
Non-Network Internal-Use Software | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life for finite-lived intangible assets, years	3 years
Non-Network Internal-Use Software | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life for finite-lived intangible assets, years	7 years
Other
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 1,967	1,988
Accumulated Amortization	(966)	(861)
Net Amount	$ 1,001	$ 1,127
Other | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life for finite-lived intangible assets, years	2 years
Other | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life for finite-lived intangible assets, years	25 years